Cash and Cash Equivalents and Short-Term Deposit	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents and Short-Term Deposit [Abstract]
Cash and cash equivalents and short-term deposit
12.	Cash and cash equivalents and short-term deposit

Cash and cash equivalents represent cash on hand, cash held at bank, and term deposits placed with banks or other financial institutions, which have original maturities of three months or less.

Short-term deposit represents term deposit placed with bank with original maturity more than three months but less than one year. The Company had US$197 thousand of short-term deposit as of December 31, 2022, with an original maturity of 12 months denominated in HKD. As of December 31, 2023, the short-term deposit was nil.

Cash on hand and cash held at bank balance and short-term deposit as of December 31, 2022 and 2023 primarily consist of the following currencies:

	December 31, 2022		December 31, 2023
(In thousands)	Original currency	US$ equivalent	Original currency	US$ Equivalent
US$	6,276	6,276	8,290	8,290
RMB	27,129	3,895	80,717	11,396
JPY	448,139	3,370	241,249	1,710
HKD	5,411	695	2,611	334
Others		882		1,641
Total		15,118		23,371